UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 12,  2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:19
Form 13F Information Table Value Total:  $ 222,496


						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
ALTISOURCE PORTFOLIO SOL	COM	044540827	 14,567 	467803	SH		SOLE		467803
BANNER CORPORATION	COM	06652V109	 10,400 	4815000	SH		SOLE		4815000
CAPITALSOURCE INC	COM	14055X102	 1,931 	361565	SH		SOLE		361565
COBIZ FINANCIAL INC	COM	190897108	 16,905 	3040422	SH		SOLE		3040422
COMPUCREDIT CORP	COM	20478T107	 19,924 	4133630	SH		SOLE		4133630
ENCORE CAPITAL GROUP INC	COM	292554102	 783 	43433	SH		SOLE		43433
FIRST MERCHANTS CORP	COM	320817109	 114 	15000	SH		SOLE		15000
HUDSON VALLEY HOLDING ORD	COM	444172100	 3,526 	180631	SH		SOLE		180631
NEWSTAR FINANCIAL INC	COM	65251F105	 9,263 	1250000	SH		SOLE		1250000
OCWEN FINANCIAL CORP	COM	675746309	 23,370 	2304707	SH		SOLE		2304707
PRIMUS GUARANTY LTD	COM	G72457107	 29,159 	6394485	SH		SOLE		6394485
STERLING FINANCIAL CORP	COM	859319105	 1,625 	2500000	SH		SOLE		2500000
SYNOVUS FINANCIAL CORP	COM	87161C105	 22,293 	9061981	SH		SOLE		9061981
TAYLOR CAPITAL GROUP INC	COM	876851106	 22,989 	2004283	SH		SOLE		2004283
TENNESSEE COMMERCE BANCORP	COM	88043P108	 3,575 	884456	SH		SOLE		884456
TREE COM INC	COM	894675107	 6,639 	1015171	SH		SOLE		1015171
WESTERN ALLIANCE BANCORP	COM	957638109	 22,930 	3422383	SH		SOLE		3422383
WINTRUST FINANCIAL CORP	COM	97650W108	 12,418 	383164	SH		SOLE		383164
ZIONS BANCORP	COM	989701107	 85 	4000	SH		SOLE		4000
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